Annual Total Returns[BarChart] - PIMCO Moderate Duration Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.73%	8.52%	(0.05%)	2.86%	0.80%	2.37%	3.28%	0.56%	6.36%	7.97%